FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2020 Aircraft Engine	Feb. 28, 2020 Aircraft	Dec. 31, 2019 USD ($) Aircraft Engine	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($) Aircraft
Flight Equipment Held for Sale [Abstract]
Number of aircraft held for sale | Aircraft			6	12
Gain on sale of aircraft | $			$ 97,323	$ 13,398	$ 3,926
Subsequent Event [Member]
Flight Equipment Held for Sale [Abstract]
Number of engines sold | Engine	2
Number of aircraft sold | Aircraft	1	3
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Number of engines held for sale | Engine			2
Number of aircraft sold | Aircraft			25	3	1
Gain on sale of aircraft | $			$ 94,400	$ 7,900	$ 3,900
Flight Equipment Held For Sale [Member] | Subsequent Event [Member]
Flight Equipment Held for Sale [Abstract]
Number of engines sold | Engine	2